Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Entity Registrant Name	AMARIN CORP PLC\UK
Amendment Flag	true
Amendment Description	Amarin Corporation plc (the “Company”) is filing this Amendment No. 1 to the Current Report on Form 8-K solely to correct a clerical error in the consolidated statement of operations data and the reconciliation of GAAP net income (loss) included in a press release issued on November 5, 2019 announcing its financial results for the three and nine months ended September 30, 2019 (the “Press Release”), which was furnished as Exhibit 99.1 to the Company’s Current Report on Form 8-K dated November 5, 2019 (the “Original Form 8-K”). While the Company’s Form 10-Q for the quarter ended September 30, 2019 and the Press Release accurately reflect the Company’s financial performance, due to a clerical error, the Original Form 8-K incorrectly presented certain financial data in the consolidated statement of operations data and the reconciliation of GAAP net income (loss) for the three and nine months ended September 30, 2019. Except as amended below, all other information in the Original Form 8-K remains unchanged.
Entity Central Index Key	0000897448
Document Type	8-K/A
Document Period End Date	Nov. 05, 2019
Entity Incorporation, State or Country Code	X0
Entity File Number	0-21392
Entity Address, Address Line One	77 Sir John Rogerson’s Quay
Entity Address, Address Line Two	Block C
Entity Address, Address Line Three	Grand Canal Docklands
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	2
Entity Address, Country	IE
City Area Code	+353 1
Local Phone Number	6699 020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	American Depositary Shares (ADS(s)), each ADS representing the right to receive one (1) Ordinary Share of Amarin Corporation plc
Trading Symbol	AMRN
Security Exchange Name	NASDAQ